Trade payables and other liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade Payables and Current Accruals	$ 2,441	$ 2,319
Deferred revenues	884	819
Compensation payable	560	531
Taxes payable	150	137
Maple Leaf Sports and Entertainment Ltd. (MLSE) financial liability	135	135
Derivative liabilities	96	18
CRTC tangible benefits obligation	38	51
Provisions	55	39
Severance and other costs payable	29	30
CRTC deferral account obligation	28	32
Other current liabilities	207	215
Total trade payables and other liabilities	$ 4,623	$ 4,326
Repurchase obligation of trust ownership percentage	9.00%